Earnout liability (Tables)	12 Months Ended
Dec. 31, 2025
Earnout liability [Abstract]
Schedule of Aggregate Value of Earnout Shares Range	The fair value of the earnout liability was remeasured to $9.9 million on December 31, 2025, resulting in a $158.8 million decrease as explained in this table:
Earnout liability
Fair value as of June 5, 2025	$168,720
Fair value as of December 31, 2025	9,898
Change in fair value of earnout liability (gain)	$(158,822)

Schedule of Fair Value Measurement of Assets and Liabilities

Quantitative disclosures about the fair value measurements for each class of assets and liabilities

December 31, 2025	Fair value measurements at the end of the reporting period using:
	Level 1	Level 2	Level 3
Recurring fair value measurements
Derivative liability (warrants)	$1,334	—	—
Earnout liability	$—	—	9,898
	$1,334	—	9,898

Schedule of Reconciliation of Fair Value Measurements Categorised within Level 3 of the Fair Value Hierarchy

Reconciliation of fair value measurements categorized within level 3 of the fair value hierarchy

2025
Opening balance	$—
Issued	168,720
Gains and losses recognized in profit or loss	(158,822)
Closing balance	9,898